CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

4. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2019 and 2020 consisted of the following:

	2019	2020	2020
	RUB	RUB	$
Cash	35,829	60,006	812.3
Cash equivalents:
Bank deposits (1)	20,192	72,369	979.6
Investments in money market funds	3	4	0.1
Other cash equivalents	391	19	0.2
Total cash and cash equivalents	56,415	132,398	1,792.2
(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

Current expected credit losses for cash, cash equivalents, term deposits, funds receivable and other financial assets were immaterial for the year ended December 31, 2020. All of the Company’s cash is held at financial institutions that management believes to be of high credit quality.

The financial assets measured at amortized cost primarily consist of trade accounts receivable. In developing the trade accounts receivable portfolio, the Company pooled certain assets with similar credit risk characteristics based on the nature of customers, policies used to grant credit terms and their historical and expected credit loss patterns. Financial assets that do not share risk characteristics with other financial assets were evaluated separately. The Company manages trade receivables using delinquency as a key credit quality indicator.

Trade Accounts Receivable, Net

Trade accounts receivable as of December 31, 2019 and 2020 consisted of the following:

	2019	2020	2020
	RUB	RUB	$
Trade accounts receivable - third parties	18,345	27,238	368.7
Trade accounts receivable - related parties (Note 18)	302	—	—
Allowance for credit losses	(815)	(1,798)	(24.3)
Total accounts receivable, net	17,832	25,440	344.4

Movements in the allowance for expected current credit losses on trade receivables for the years ended December 31, 2019 and 2020 were as follows:

	2019	2020	2020
	RUB	RUB	$
Balance at the beginning of the period	670	815	11.0
Adoption of ASU No. 2016-13 (Note 1)	—	214	2.9
Current period provision for expected credit losses	311	865	11.7
Write-off	(166)	(179)	(2.4)
Foreign exchange difference	—	83	1.1
Balance at the end of the period	815	1,798	24.3

Accounts receivable balances are considered past due when payment has not been received by the date indicated on the relevant invoice or based on agreed upon terms between the customer and the Company. The Company considers the performance of the customer receivables portfolio and its impact on allowance for credit losses. The Company also evaluates the credit quality based on the aging status and payment activity.

The Company’s past due receivables exceeding one year were in amount of RUB 1,063 ($14.4) as of December 31, 2020.

Other Current Assets

Other current assets as of December 31, 2019 and 2020 consisted of the following:

	2019	2020	2020
	RUB	RUB	$
VAT reclaimable	3,879	7,573	102.5
Prepaid income tax	1,321	1,484	20.1
Loans to employees	998	1,238	16.8
Other receivables	1,009	819	11.1
Loans granted to third parties	328	528	7.1
Current content assets	395	499	6.8
Interest receivable	409	426	5.8
Prepaid other taxes	107	148	2.0
Restricted cash	22	29	0.3
Loans granted to related parties (Note 18)	5	6	0.1
Other	324	200	2.7
Total other current assets	8,797	12,950	175.3

The loans granted to third parties as of December 31, 2020 represent RUB denominated loans bearing interest of 3%-12% which are expected to be fully repaid in 2021–2025, along with accrued interest.

The accrued interest receivable as of December 31, 2019 and 2020 was in the amount of RUB 415 and RUB 426 ($5.8), respectively, and is reflected in other current and non-current assets within the Company’s consolidated balance sheets and excluded from the amortized cost basis of financing receivables. The Company did not write-off any accrued interest receivable during the twelve months ended December 31, 2019 and 2020.

Other Non-current Assets

Other non-current assets as of December 31, 2019 and 2020 consisted of the following:

	2019	2020	2020
	RUB	RUB	$
Loans to employees	2,763	3,855	52.2
VAT reclaimable	820	718	9.7
Contract assets	—	234	3.2
Loans granted to related parties (Note 18)	38	32	0.4
Restricted cash	16	19	0.3
Loans granted to third parties	37	18	0.2
Interest receivable	6	—	—
Other non-current assets	14	17	0.2
Total other non-current assets	3,694	4,893	66.2

Investments in Non-Marketable Equity Securities

Investments in non-marketable equity securities as of December 31, 2019 and 2020 consisted of the following:

	2019	2020	2020
	RUB	RUB	$
Yandex.Market B.V.	25,075	—	—
Yandex.Money	2,132	—	—
Unaffiliated technology companies	447	636	8.6
Venture capital funds	419	499	6.8
Total investments in non-marketable equity securities	28,073	1,135	15.4

In March 2020, the Company purchased 49% of the shares of II-Technologies that were subsequently sold in August 2020. In December 2020, the Company invested RUB 108 ($1.5) in a company specializing in genetic tests and analyses.

In July 2020, the Company completed the acquisition of the Sberbank interest in Yandex.Market (approximately 50%) and sold to Sberbank a 25% plus RUB 1 interest in Yandex.Money. As a result of the divestment of Yandex.Money, other non-operating loss in the amount of RUB 926 ($12.5) was recognized. For more details on the transaction refer to Note 3.

Prior to these transactions the Company accounted for its investments in Yandex.Market and Yandex.Money under the equity method. The Company recorded its share of the results of Yandex.Money in the amount of net income of RUB 464, RUB 455 and RUB 316 ($4.3) and its share of the results of Yandex.Market in the amount of net loss of RUB 576, RUB 4,330 and RUB 2,470 ($33.4) for the years ended December 31, 2018, 2019 and 2020, respectively, within the loss from equity method investments line in the consolidated statements of income.

Summarized Financial Information of Yandex.Market B.V.

The following table presents summarized information about the assets and liabilities of the Company’s equity method investee Yandex.Market B.V. as of December 31, 2019:

2019
RUB
Current assets	30,136
Non-current assets	6,297
Current liabilities	7,448
Non-current liabilities	5,140

The following table presents summarized information about the results of operations of Yandex.Market B.V. for the period from the deconsolidation of Yandex.Market B.V. through December 31, 2018, for the year ended December 31, 2019 and for the period of 2020 prior to the consolidation of Yandex.Market (Note 3):

	2018*	2019	2020**	2020
	RUB	RUB	RUB	$
Total revenues	6,196	19,370	14,964	202.6
Total operating expenses	(8,026)	(28,900)	(19,990)	(270.6)
Net loss	(611)	(7,777)	(4,514)	(61.1)

* From April 28 through December 31, 2018

** From January 1 through July 23, 2020

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities as of December 31, 2019 and 2020 comprised the following:

	2019	2020	2020
	RUB	RUB	$
Trade accounts payable and accrued liabilities - third parties	21,443	30,647	414.8
Trade accounts payable and accrued liabilities - related parties (Note 18)	11	—	—
Operating lease liabilities, current (Note 8)	10,603	8,620	116.7
Salary and other compensation expenses payable/accrued to employees	2,459	4,046	54.8
Finance lease liability, current (Note 8)	462	321	4.3
Total accounts payable and accrued liabilities	34,978	43,634	590.6

Other Income/(Loss), Net

The following table presents the components of other income/(loss), net for the periods presented:

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Foreign exchange gains/(losses)	1,169	(1,294)	2,835	38.4
Other	(39)	94	(431)	(6.0)
Total other income/(loss), net	1,130	(1,200)	2,404	32.4

Income and non-income taxes payable

The Income and non-income taxes payable line of consolidated balance sheets includes income taxes payable in the amount of RUB 418 and RUB 454 ($6.1) as of December 31, 2019 and 2020, respectively.

Reclassifications Out of Accumulated Other Comprehensive Income

Reclassifications of losses out of accumulated other comprehensive income for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Location	2018	2019	2020	2020
		RUB	RUB	RUB	$
Foreign Currency Translation Adjustment, net of tax of nil	Other income/(loss), net	—	—	893	12.1

For the year ended December 31, 2020, the reclassifications resulted from the sale of a 25% plus one ruble interest in the charter capital of Yandex.Money (Note 4, Investments in Non-Marketable Equity Securities).